Statements of Loss (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [Line Items]
Revenue	$ 986,847	$ 935,753
Expenses	698,144	583,420
Earnings before income taxes, loss (gain) on redemption and repurchase of unsecured senior notes, loss on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	192,772	263,403
Net loss	(177,386)	(120,138)
Parent And Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Revenue	844,619	752,794
Expenses	690,149	548,991
Earnings before income taxes, loss (gain) on redemption and repurchase of unsecured senior notes, loss on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	154,470	203,803
Net loss	$ (171,030)	$ (144,086)